Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Current Assets and Current Liabilities Classified Held for Sale
Current and noncurrent assets and liabilities classified as held for sale as of June 30, 2025 related to these entities are as follows ($000):

June 30, 2025
Accounts receivable	$43,353
Inventories	97,236
Prepaid and refundable income taxes	9,023
Prepaid and other current assets	3,067
Total current assets held-for-sale	$152,679

Property, plant & equipment, net	$103,863
Goodwill	174,373
Intangible assets	141,647
Other assets	32
Less: Impairment of assets held-for-sale	(84,988)
Total noncurrent assets held-for-sale	$334,927

Accounts payable	$19,209
Accrued compensation and benefits	16,768
Operating lease current liabilities	2,441
Accrued income taxes payable	(226)

Other accrued liabilities	19,202
Total current liabilities held-for-sale	$57,394

Deferred income taxes	$14,785
Operating lease liabilities	5,980
Other liabilities	7,870
Total noncurrent liabilities held-for-sale	$28,635